Net income Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2013
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,724,296	59,978,509	60,555,945	60,032,306
Effect of dilutive share options outstanding	1,174,607	652,382	1,051,812	575,329
Weighted average number of ordinary shares for diluted net income per ordinary share	61,898,903	60,630,891	61,607,757	60,607,635